DWS Emerging Markets Equity Fund Investment Strategy - DWS Emerging Markets Equity Fund	Feb. 26, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in emerging market equities (equities traded mainly in emerging markets or issued by companies that are organized in emerging markets or have more than half of their business there). The fund considers “emerging markets” to include any countries or markets (i) currently classified as low-to-middle income economies by the World Bank; or (ii) currently considered to be developing by the International Finance Corporation or the United Nations or its authorities.The fund considers an issuer to have more than half of its business in emerging markets if at least (i) 50% of the issuer's assets are in an emerging market country, or (ii) 50% of an issuer's revenues or profits are from goods produced or sold, investments made, or services performed in emerging markets.The fund may invest up to 20% of its net assets in (i) equities of issuers from the US or other developed markets; and (ii) US or emerging market debt securities when portfolio management believes these securities may perform at least as well as equities.The fund invests primarily in common stocks, but may also invest in preferred stocks or convertible securities.Management process. Portfolio management uses an equally balanced top-down and bottom-up research process. Using a macroeconomic outlook, portfolio management assesses the general outlook for emerging markets equities. The key drivers of this outlook are growth, valuation, and market sentiment. This process is then applied at individual country and sector levels to determine country and sector weightings.Portfolio management performs a bottom-up fundamental analysis of the companies in investable countries and sectors (i.e., an analysis of the salient attributes of the various individual companies), resulting in recommended stocks for the designated countries and sectors and corresponding target prices for those stocks. Salient company attributes that portfolio management may consider include attractiveness of valuation relative to earnings, business model sustainability, the presence of clearly identifiable catalysts, such as a specific corporate event, and positive share price momentum. Portfolio management generally considers environmental, social and governance (ESG) factors, that it believes to be financially material, in its fundamental analysis. In evaluating ESG issues, portfolio management refers to internal securities specific ESG ratings, internal and external ESG research and other factors.Portfolio management constructs the fund’s portfolio out of the identified universe weighting individual stocks based on its assessments and establishes individual country and sector exposures based on its outlook.Portfolio management actively monitors the fund’s portfolio, including an ongoing assessment of the portfolio’s risks. Portfolio management will typically sell a security if it no longer represents good value relative to fundamentals and/or if it lacks positive catalysts.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.